Note 10 - Stock Options and Warrants (Detail) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Jul. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Issued During Period, Value (in Dollars)						$ 201,677	$ 446,849
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						2,340,000	3,115,000	2,040,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.165	$ 0.229	$ 0.122
Stock Options Issued During Period, Maturity Life							7 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year	1 year
Stock Options Issued During Period, Estimated Exercise Period							3 years
Share-based Compensation (in Dollars)							366,615
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)				314,814			314,814
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				5,000,000			5,000,000
Term of Options			5 years				10 years
Warrants Issued During Period, Number (in Shares)	926,251	770,500		600,000	1,335,000	2,440,000	2,861,251
Warrants Issued During Period, Exercise Price (in Dollars per share)	$ 0.27	$ 0.15		$ 0.27		$ 0.20			$ 0.19
Warrants Issued During Period, Value (in Dollars)	214,028	84,589		94,502	293,184	173,369	390,488	84,589
Warrants Issued During Period, Term	3 years	2 years		3 years	3 years	3 years			24 months
Common Stock Price Threshold for Warrants Conversion (in Dollars per share)	$ 0.54
Number of Consecutive Days Stock Price Traded Above Threshold Level Before Forced Conversion of Warrants	10 days
Average Trading Volume Threshold for Forced Conversions of Warrants (in Shares)	200,000
Cashless Option Period	6 years
Common Stock Issuance Price Threshold for Anti-Dilution Protections (in Dollars per share)	$ 0.20
Exempted Issuance to Service Providers, Shares (in Shares)	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number (in Shares)						450,000
Warrants Repriced During Period, Number (in Shares)						2,843,750
Warrants Repriced During Period, Exercise Price (in Dollars per share)						$ 0.20
Warrants Repriced During Period, Value Assigned (in Dollars)						232,383
Warrants Repriced During Period, Previously Assigned Value (in Dollars)						589,238
Exempted Issuance, Shares of Common Stock Issued to Service Providers (in Shares)	5,000,000
Previous Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						2 years
Current Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						10 years
Previous Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price (in Dollars per share)						$ 0.15
Current Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price (in Dollars per share)						$ 0.20
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Share-based Compensation (in Dollars)						258,254	366,694
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)				314,814		249,557	314,814
Issued for Services [Member]
Warrants Issued During Period, Number (in Shares)					750,000
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.30
Warrants Issued During Period, Value (in Dollars)					101,591
Warrants Issued During Period, Term					1 year
Employee Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)							2,040,000	2,040,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 0.122
Stock Options Issued During Period, Maturity Life							5 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Stock Options Issued During Period, Estimated Exercise Period							3 years
Share-based Compensation (in Dollars)							366,694	207,444
Issued for Services [Member]
Warrants Issued During Period, Number (in Shares)					750,000
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.30
Warrants Issued During Period, Value (in Dollars)					101,591
Warrants Issued During Period, Term					1 year
The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								5,000,000
Term of Options								10 years
The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)						5,000,000
Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.15	$ 0.19
Stock Options Issued During Period, Maturity Life						5 years	5 years
Stock Options Issued During Period, Estimated Exercise Period						3 years
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.27
Warrants Repriced During Period, Previous Exercise Price (in Dollars per share)						$ 0.27
Maximum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.18	$ 0.30
Stock Options Issued During Period, Maturity Life						10 years	10 years
Stock Options Issued During Period, Estimated Exercise Period						5 years
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.32
Warrants Repriced During Period, Previous Exercise Price (in Dollars per share)						$ 0.32
Weighted Average [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 0.23
Stock Options Issued During Period, Maturity Life							7 years 328 days
Employee Services [Member]
Share-based Compensation (in Dollars)								64,988
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)								$ 178,414